License and Collaboration Agreements (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 19, 2019	May 30, 2019	Mar. 31, 2020	Dec. 31, 2019
Mayo Agreement [Member]
Amount paid in license agreement			$ 200	$ 200
Interest rate				2.00%
Kite Agreement [Member]
Amount paid in license agreement		$ 8,000
Zurich Agreement [Member]
Amount paid in license agreement	$ 100
Zurich Agreement [Member] | Research And Development Expense [Member]
Amount paid in license agreement			$ 100	$ 100